Loans, Impaired Loans and Allowance for Credit Losses - Allowance For Credit Losses (Parenthetical) (Detail) - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2023	Oct. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Provision for credit losses		$ 3,422	$ 1,382
Allowance for credit losses for other financial assets		257	151
Interest income on impaired loans	[1]	45,043	29,390
Other assets [member]
Disclosure of detailed information about financial instruments [line items]
Provision for credit losses		9
Residential mortgages personal loans credit cards total retail loans business and government excluding other assets [member]
Disclosure of detailed information about financial instruments [line items]
Provision for credit losses		3,422
Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Amortized cost of financial assets before modification		2,096
Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Amortized cost of financial assets before modification		798
Gross impaired loans [member]
Disclosure of detailed information about financial instruments [line items]
Interest income on impaired loans		$ 378	$ 274

[1]	Includes interest income on financial assets measured at amortized cost and FVOCI, calculated using the effective interest method, of $54,824 for the year ended October 31, 2023 (October 31, 2022 – $32,573).